Consolidated Statement of Operations Included Transactions with Vantage Drilling Company (Detail) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Feb. 10, 2016	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income		$ 7		$ 11
Operating income with related parties		$ 7		$ 11
Predecessor
Reimbursable revenues			$ 2,122		$ 6,212	$ 9,428	$ 7,065
Interest income	$ 3		7		27	27	27
Interest expense	(662)				(489)
Operating income with related parties	$ (659)		$ 2,129		$ 5,750	$ 9,455	$ 7,092